REVENUE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
REVENUES
Schedule of disaggregated revenue information by geographic area based upon customer's country of domicile

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
United States	$9,794,419	$7,885,201	$17,439,822	$16,139,557
	9,794,419	7,885,201	17,439,822	16,139,557

	Year Ended December 31,
	2025	2024
United States	$33,072,261	$21,078,971

The following table summarizes disaggregated revenue information by nature of revenue and timing of revenue recognition:

	Year Ended December 31,
	2025	2024
Product revenue
Revenue recognized at a point in time (1)	$1,730,697	$—
Total product revenue	1,730,697	—
Service revenue
Revenue recognized over a period of time (2)	31,341,564	21,078,971
Total service revenue	31,341,564	21,078,971
Total revenue	$33,072,261	$21,078,971

(1)Product revenue consists of sales of ConnectM-branded heat pump products to customers, including under specific distribution agreements such as with Greentech Renewables, for which revenue is recognized at a point in time when control transfers to the customer, generally upon delivery.

(2)Service revenue consists of (i) installation and maintenance services for solar energy systems and HVAC solutions across customers, (ii) logistics and delivery services provided through DeliveryCircle’s proprietary Decios platform, and (iii) managed solutions services including human resources and payroll administration, procurement and vendor management, marketing and lead generation, and business implementation services. Service revenue is generally recognized over time as the customer simultaneously receives and consumes the benefits of the Company’s performance.